Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	December 31, 2018	December 31, 2017
Management Supporting System	$-	$626,717
User Office Management Software	-	567,029
Multi Account Trading System	-	686,404
MTK Club Management System	-	534,858
MTK Multi Trading Commissions System	-	560,986
MTK Office Management System	-	353,498
AGM domain name	14,800	14,800
Total intangible assets	14,800	3,344,292
Less: accumulated amortization	(1,727)	(240,164)
Total intangible assets, net	$13,073	$3,104,128